DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Cost of Sales (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Changes in Inventories [Abstract]
Inventories at the beginning of the year	$ 554,218	$ 282,659	$ 371,470
Purchases	12,052,590	13,630,238	9,250,971
Operating costs	12,076,335	11,544,187	9,021,164
Inventories at the end of the year	(307,640)	(554,218)	(282,659)
Total	$ 24,375,503	$ 24,902,866	$ 18,360,946